Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares $ / Warrant shares
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012
Warrants Issued	8,822,887
Exercise Price | $ / shares	$ 2.40
Weighted Average Exercise Price | $ / Warrant	2.40
Expiration Date	Nov. 26, 2017
Exercised	0
Warrants Outstanding	8,822,887
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012
Warrants Issued	261,250
Exercise Price | $ / shares	$ 2.64
Weighted Average Exercise Price | $ / Warrant	2.64
Expiration Date	Nov. 26, 2017
Exercised	0
Warrants Outstanding	261,250
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012
Warrants Issued	1,494,577
Exercise Price | $ / shares	$ 2.40
Weighted Average Exercise Price | $ / Warrant	2.40
Expiration Date	Dec. 18, 2017
Exercised	0
Warrants Outstanding	1,494,577
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012
Warrants Issued	22,500
Exercise Price | $ / shares	$ 2.64
Weighted Average Exercise Price | $ / Warrant	2.64
Expiration Date	Dec. 18, 2017
Exercised	0
Warrants Outstanding	22,500
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	4,455,231
Exercise Price | $ / shares	$ 0.01
Weighted Average Exercise Price | $ / Warrant	0.01
Expiration Date	Oct. 29, 2018
Exercised	0
Warrants Outstanding	4,455,231
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	12,868,585
Exercise Price | $ / shares	$ 4.00
Weighted Average Exercise Price | $ / Warrant	4.00
Expiration Date	Oct. 29, 2018
Exercised	0
Warrants Outstanding	12,868,585
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	65,650
Exercise Price | $ / shares	$ 2.64
Weighted Average Exercise Price | $ / Warrant	2.64
Expiration Date	Oct. 29, 2018
Exercised	0
Warrants Outstanding	65,650
Total Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued	27,990,680
Weighted Average Exercise Price | $ / Warrant	2.76
Exercised	0
Warrants Outstanding	27,990,680